The Company, basis of presentation and significant accounting policies (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)
The Company, basis of presentation and significant accounting policies
Number of companies consolidated	2,142	2,158
Number of first-time consolidations companies	41	39
Number of companies deconsolidated	57	108
Number of companies changed from consolidated to equity method investees	0	0
Number of companies accounted for by the equity method	57	57
Maximum
The Company, basis of presentation and significant accounting policies
Percentage of unconsolidated subsidiaries to Company's total assets, revenue, and operating income	1.00%
Liability for remaining coverage
The Company, basis of presentation and significant accounting policies
Insurance contracts liability (asset) | €	€ 0
Insurance contract revenue previously reported within healthcare services revenue
The Company, basis of presentation and significant accounting policies
Amount of reclassifications | €		€ 1,614,024	€ 1,227,140
Insurance contract costs of revenue previously reported within healthcare services costs of revenue
The Company, basis of presentation and significant accounting policies
Amount of reclassifications | €		€ 1,603,548	€ 1,185,544